Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements
In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 was effective January 1, 2019, with early adoption permitted. In July 2018, FASB issued an additional Accounting Standards Update that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Partnership elected to use this new optional transition approach. The Partnership adopted ASU 2016-02 on January 1, 2019. To determine the cumulative effect adjustment, the Partnership has not reassessed whether any expired or existing contracts are, or contain leases, has not reassessed lease classification, and has not reassessed initial direct costs for any existing leases. The adoption of ASU 2016-02 has resulted in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. As of January 1, 2019, the Partnership had four in-chartered vessels in its fleet, the accounting for three of which vessels was impacted by the adoption of ASU 2016-02, as well as a small number of office leases. Under ASU 2016-02, the Partnership has recognized a right-of-use asset and a lease liability on the balance sheet for these charters and office leases based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. The right-of-use asset and lease liability recognized on January 1, 2019 was $19.4 million and as at December 31, 2019 it was $57.7 million. As at December 31, 2019, the right-of-use asset is included in Other assets, and the lease liability in Other current liabilities and Other long-term liabilities, on the Partnership's consolidated balance sheet. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired. In addition, under ASU 2016-02, direct financing lease payments received have been presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows. Direct financing lease payments received during the year ended December 31, 2019 were $0.9 million. The Partnership’s FPSO contracts, contracts of affreightment (or CoAs), time charters, and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of operation of the vessel for the customer. The Partnership has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and account for the combined components as an operating lease.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update became effective for the Partnership on January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance. Based on the Partnership's preliminary assessment, adoption of ASU 2016-13 is not expected to have a material impact on the Partnership's consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (or ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Partnership is currently evaluating the effect of adopting this new guidance.